Supplement dated July 7, 2017

to the Prospectuses and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Funds:

Funds

  COLUMBIA ACORN TRUST

  Columbia Acorn® Fund

  Columbia Acorn International®

  Columbia Acorn USA®

  Columbia Acorn International SelectSM

  Columbia Acorn SelectSM

  Columbia Thermostat FundSM

  Columbia Acorn Emerging Markets FundSM

  Columbia Acorn European FundSM

Effective immediately, the Funds’ prospectuses are supplemented as follows:

1.	In the prospectus for Columbia Acorn Fund, the information that appears under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance,” is removed and replaced with the following:

Effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.07% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y, (ii) 0.00% of the average daily net assets of Class Y shares of the Fund and (iii) 0.05% of the average daily net assets of Class R5 shares of the Fund.

2.	In the prospectus for Columbia Acorn International, under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance,” the second paragraph is removed and replaced with the following:

Effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.11% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y, (ii) 0.00% of the average daily net assets of Class Y shares of the Fund and (iii) 0.05% of the average daily net assets of Class R5 shares of the Fund.

3.	In the prospectus for Columbia Acorn Select, under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance,” the following is added as a new paragraph:

Effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.11% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y, (ii) 0.00% of the average daily net assets of Class Y shares of the Fund and (iii) 0.05% of the average daily net assets of Class R5 shares of the Fund.

4.	In the prospectus for Columbia Acorn USA, the information under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance,” is removed and replaced with the following:

Effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.14% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y, (ii) 0.00% of the average daily net assets of Class Y shares of the Fund and (iii) 0.05% of the average daily net assets of Class R5 shares of the Fund.

5.	In the prospectuses for Columbia Acorn International Select and Columbia Thermostat Fund, under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance,” the following is added as a new paragraph:

Effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.00% of the average daily net assets of Class Y shares of the Fund and (ii) 0.05% of the average daily net assets of Class R5 shares of the Fund.

6.	In the prospectus for each of the Funds, the second paragraph under the section heading “Choosing a Share Class — Financial Intermediary Compensation” is hereby removed and replaced with the following:

In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services vary by financial intermediary and according to distribution channel, but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Payments to financial intermediaries in excess of the amounts paid by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates.

Generally, each Fund in the Columbia Acorn Family of Funds compensates the Transfer Agent for payments made for Shareholder Services, for each share class except Class Y. Effective July 1, 2017, the Columbia Acorn Funds compensate the Transfer Agent for payments made for Shareholder Services as follows:

Financial Intermediary Distribution Channel	Fee Rate
Retirement	up to 0.18% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $18 per account held by intermediaries or platforms charging a per account fee
Fund supermarket transaction fee (TF)	up to 0.12% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $16 per account held for intermediaries or platforms charging a per account fee
Fund supermarket no- transaction fee (NTF)	up to 0.18% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $18 per account held by intermediaries or platforms charging a per account fee
Bank	up to 0.10% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $20 per account held by intermediaries or platforms charging a per account fee

Financial Intermediary Distribution Channel	Fee Rate
Broker-dealer	up to 0.13% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $16 per account held by intermediaries or platforms charging a per account fee

Through June 30, 2019, total combined Transfer Agent fees and payments for Shareholder Services for Class R5 shares are subject to an annual cap of 0.07% of the average daily net assets of the class. For additional details about the application of the Columbia Acorn Funds’ fee limits, please refer to the SAI.

From May 1, 2013 through June 30, 2017, the Columbia Acorn Funds compensated the Transfer Agent for payments made for Shareholder Services as follows: (i) 0.18% of the average aggregate value of Fund shares attributable to retirement plan sponsors, deferred contribution plans, 529 plans (together, Plans) or other financial intermediaries that maintained omnibus accounts with the Fund and provided recordkeeping services to beneficial Fund shareholders in the Plans (including retirement plan accounts maintained by certain mutual fund trading platforms (also known as “fund supermarkets”)); or (ii) an annual fee of $14.00 for each open sub-account beneficially invested in the Fund through an omnibus account maintained by a fund supermarket, broker-dealer firm or other financial intermediaries not covered by clause (i), provided that total combined Transfer Agent fees and payments for Shareholder Services for Class R5 shares were subject to an annual cap of 0.05% of the average daily net assets of the class.

The Transfer Agent does not pay financial intermediaries for Shareholder Services, and the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediary with respect to Class Y shares of the Columbia Acorn Funds. The Fund believes that the fee levels paid to the Transfer Agent are reasonably related to the Shareholder Services provided, but payments may vary and there can be no assurance that the Fund will be able to identify with specificity the costs or particular Shareholder Services for which compensation is paid.

Effective immediately, the Funds’ SAI is supplemented as follows:

1.	Under the section heading “Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Expense Limitations,” the first paragraph is removed and replaced with the following:

With respect to Columbia Acorn International, through June 30, 2017, the Transfer Agent, an affiliate of the Investment Manager, voluntarily agreed to waive a portion of the Fund’s total annual operating expenses attributable to transfer agency fees incurred by Class A and Class C shares of the Fund such that its total annual operating expenses were reduced by 0.04% and 0.02% for Class A and Class C shares, respectively.

With respect to each of the Funds, effective July 1, 2017, the Transfer Agent, an affiliate of the Investment Manager, has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed 0.00% of the average daily net assets of Class Y shares of the Fund and 0.05% of the average daily net assets of Class R5 shares of the Fund. Also effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable the Funds to the Transfer Agent such that through June 30, 2019, fees paid to the Transfer Agent by: Columbia Acorn Fund do not exceed 0.07% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y; Columbia Acorn International do not exceed 0.11% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y; Columbia Acorn Select do not exceed 0.11% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y; and Columbia Acorn USA do not exceed 0.14% of the average daily net assets of all share classes of the Fund, other than Class R5 and Class Y.

2.	Under the section heading “Investment Advisory and Other Services — Other Service Providers — The Transfer Agent,” the first three paragraphs are removed and replaced with the following:

Columbia Management Investment Services Corp. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. The Transfer Agent is a subsidiary of Ameriprise Financial. Under the Transfer Agency Agreement, the Transfer Agent is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has engaged DST/BFDS to provide certain services and assist the Transfer Agent is carrying out its duties. DST/BFDS is located at 2000 Crown Colony Drive, Quincy, MA 02169. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds as described below. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services. For more information, see Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments.

Effective July 1, 2017, the Funds pay the Transfer Agent an annual fee payable monthly that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations and except with respect to Class Y shares, the Funds pay a fee for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.

With respect to Class Y shares of each Fund, total annual compensation payable to the Transfer Agent is capped at 0.02% of the average daily net assets of the class. With respect to Class R5 shares of each Fund, total annual compensation payable to the Transfer Agent is capped at 0.07% of the average daily net assets of the class. From May 1, 2013 through June 30, 2017, the Funds paid the Transfer Agent an annual base per account fee of $20.00 (payable monthly) for each account.

The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.

Effective July 1, 2017, except with respect to Class Y and Class R5 shares, the Funds compensate the Transfer Agent for payments made to financial intermediaries for providing Additional Shareholder Services as follows:

Financial Intermediary Distribution Channel	Fee Rate
Retirement	up to 0.18% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $18 per account held by intermediaries or platforms charging a per account fee
Fund supermarket transaction fee (TF)	up to 0.12% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $16 per account held for intermediaries or platforms charging a per account fee
Fund supermarket no- transaction fee (NTF)	up to 0.18% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $18 per account held by intermediaries or platforms charging a per account fee

Financial Intermediary Distribution Channel	Fee Rate
Bank	up to 0.10% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $20 per account held by intermediaries or platforms charging a per account fee
Broker-dealer	up to 0.13% of Fund assets held by intermediaries or platforms charging an asset-based fee, or $16 per account held by intermediaries or platforms charging a per account fee

These limits are applied by each individual intermediary at the level of the underlying customer accounts maintained and serviced by the intermediary, not at the level of the intermediary omnibus account maintained and serviced by the Transfer Agent, and not in the aggregate by distribution channel. Class Y shares do not pay fees for Additional Shareholder Services. For Class R5 shares, fees for Additional Shareholder Services are subject to an annual cap of 0.05% of the aggregate value of the Fund’s shares maintained in omnibus accounts.

From May 1, 2013 through June 30, 2017, in addition to the base fee paid to the Transfer Agent, the Columbia Acorn Funds compensated the Transfer Agent for payments made to financial intermediaries for Additional Shareholder Services as follows: (i) 0.18% of the average aggregate value of Fund shares attributable to retirement plan sponsors, deferred contribution plans, 529 plans (together, Plans) or other financial intermediaries that maintained omnibus accounts with the Fund and provided recordkeeping services to beneficial Fund shareholders in the Plans (including retirement plan accounts maintained by certain mutual fund trading platforms (also known as “fund supermarkets”)); or (ii) an annual fee of $14.00 for each open sub-account beneficially invested in the Fund through an omnibus account maintained by a fund supermarket, broker-dealer firm or other financial intermediaries not covered by clause (i), provided that total combined Transfer Agent fees and payments for Additional Shareholder Services for Class R5 shares were subject to an annual cap of 0.05% of the average daily net assets of the class.

The Transfer Agent does not pay financial intermediaries for Additional Shareholder Services, and the Funds do not compensate the Transfer Agent for, any Additional Shareholder Services provided by financial intermediaries with respect to Class Y shares. Amounts in excess of those paid by a Fund are borne by the Distributor, the Investment Manager and/or their affiliates.

Shareholders should retain this Supplement for future reference.

SUP000_00_054_(07/17)

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn Emerging Markets FundSM

Effective immediately, the Fund’s Summary Prospectus and Prospectus are supplemented as follows:

1.	The Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.45%	0.45%	0.45%	0.37%	0.32%	0.45%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)	1.86%	2.61%	1.61%	1.53%	1.48%	1.61%
Fee waivers and/or expense reimbursements(e)	(0.30)%	(0.30)%	(0.30)%	(0.33)%	(0.33)%	(0.30)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.56%	2.31%	1.31%	1.20%	1.15%	1.31%

(c)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
(e)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.55% for Class A shares, 2.30% for Class C shares, 1.30% for Class R4 shares, 1.19% for Class R5 shares, 1.14% for Class Y shares and 1.30% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

2.	The Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$725	$1,070	$1,469	$2,582
Class C (assuming redemption of all shares at the end of the period)	$334	$753	$1,330	$2,898
Class C (assuming no redemption of shares)	$234	$753	$1,330	$2,898
Class R4 (whether or not shares are redeemed)	$133	$448	$ 818	$1,859
Class R5 (whether or not shares are redeemed)	$122	$417	$770	$1,766
Class Y (whether or not shares are redeemed)	$117	$401	$744	$1,710
Class Z (whether or not shares are redeemed)	$ 133	$448	$818	$1,859

Effective immediately, the Fund’s Prospectus is supplemented by removing the information that appears under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” and replacing it with the following:

Effective July 1, 2017, the Investment Manager has contractually agreed to waive fees and reimburse certain expenses of the Fund through June 30, 2019 so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of:

Columbia Acorn Emerging Markets Fund
Class A	1.55%
Class C	2.30%
Class R4	1.30%
Class R5	1.19%
Class Y	1.14%
Class Z	1.30%

This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

Also effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.00% of the average daily net assets of Class Y shares of the Fund and (ii) 0.05% of the average daily net assets of Class R5 shares of the Fund. This arrangement is reflected in the contractual agreement of the Investment Manager described immediately above.

Effective immediately, the Fund’s SAI is supplemented by removing the last paragraph that appears under the section heading “Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Expense Limitations” and replacing it with the following:

With respect to Columbia Acorn Emerging Markets Fund, the Investment Manager has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.55% for Class A shares, 2.30% for Class C shares, 1.30% for Class R4 shares, 1.19% for Class R5 shares, 1.14% for Class Y shares and 1.30% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

Shareholders should retain this Supplement for future reference.

SUP108_12_007_(07/17)

Supplement dated July 7, 2017

to the Prospectus, the Summary Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn European FundSM

The Fund’s Summary Prospectus and Prospectus are hereby supplemented as follows:

1.	Effective September 30, 2017, all references to the Fund’s portfolio manager(s) are revised to reflect that the Fund’s Portfolio Manager is Stephen Kusmierczak, CFA.

Mr. Kusmierczak has served as Co-Portfolio Manager of the Fund since its inception in 2011. He has been associated with the Funds’ investment manager, Columbia Wanger Asset Management, LLC, or its predecessors, as an investment professional since 2001 and has been a Vice President of Columbia Acorn Trust since 2011. Mr. Kusmierczak began his investment career in 1999 and earned a B.A. from Bowdoin College and an M.P.A. from Princeton University, Woodrow Wilson School of Public and International Affairs.

2.	Effective immediately, the Annual Fund Operating Expenses table that appears under the section heading “Fees and Expenses of the Fund” is removed and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R4	Class R5	Class Y	Class Z
Management fees	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)(d)	0.57%	0.57%	0.57%	0.51%	0.46%	0.57%
Total annual Fund operating expenses	2.01%	2.76%	1.76%	1.70%	1.65%	1.76%
Fee waivers and/or expense reimbursements(e)	(0.56)%	(0.56)%	(0.56)%	(0.57)%	(0.57)%	(0.56)%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.45%	2.20%	1.20%	1.13%	1.08%	1.20%

(c)	Other expenses for Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
(d)	Other expenses have been restated to reflect changes in the fees paid by the Fund to Columbia Management Investment Services Corp. (the Transfer Agent) and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration the method by which fees paid by the Fund to the Transfer Agent are allocated among the Fund’s Class A, Class C, Class R4 and Class Z shares and are calculated separately for each of Class Y and Class R5 shares.
(e)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class R4 shares, 1.13% for Class R5 shares, 1.08% for Class Y shares and 1.20% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

3.	Effective immediately, the Example table and the paragraph that immediately precedes it under the section heading “Fees and Expenses of the Fund” are removed and replaced with the following:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first and second year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$714	$1,064	$1,495	$2,691
Class C (assuming redemption of all shares at the end of the period)	$323	$747	$1,357	$3,005
Class C (assuming no redemption of shares)	$223	$747	$1,357	$3,005
Class R4 (whether or not shares are redeemed)	$122	$442	$846	$1,977
Class R5 (whether or not shares are redeemed)	$115	$421	$813	$1,910
Class Y (whether or not shares are redeemed)	$110	$406	$786	$1,856
Class Z (whether or not shares are redeemed)	$122	$442	$846	$1,977

Effective immediately, the Fund’s Prospectus is supplemented by removing the information that appears under the section heading “More Information About the Fund — Additional Investment Strategies and Policies — Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance” and replacing it with the following:

Effective July 1, 2017, the Investment Manager has contractually agreed to waive fees and reimburse certain expenses of the Fund through June 30, 2019 so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of:

Columbia Acorn European Fund
Class A	1.45%
Class C	2.20%
Class R4	1.20%
Class R5	1.13%
Class Y	1.08%
Class Z	1.20%

This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

Also effective July 1, 2017, the Transfer Agent has contractually agreed to waive a portion of the fees payable by the Fund such that through June 30, 2019, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.00% of the average daily net assets of Class Y shares of the Fund and (ii) 0.05% of the average daily net assets of Class R5 shares of the Fund. This arrangement is reflected in the contractual agreement of the Investment Manager described immediately above.

The Fund’s SAI is hereby supplemented as follows:

1.	Effective September 30, 2017, all references to the Fund’s portfolio manager(s) are revised to reflect that the Fund’s Portfolio Manager is Stephen Kusmierczak, CFA.

2.	Effective immediately, the second-to-last paragraph that appears under the section heading “Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Expense Limitations” is removed and replaced with the following:

With respect to Columbia Acorn European Fund, the Investment Manager has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.45% for Class A shares, 2.20% for Class C shares, 1.20% for Class R4 shares, 1.13% for Class R5 shares, 1.08% for Class Y shares and 1.20% for Class Z shares, through June 30, 2019. This arrangement may only be modified, amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.

Shareholders should retain this Supplement for future reference.

SUP109_12_004_(07/17)

Supplement dated July 7, 2017

to the Summary Prospectus, the Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2017, as supplemented, for the following Fund:

Fund
COLUMBIA ACORN TRUST Columbia Acorn International SelectSM

The Fund’s Summary Prospectus, Prospectus and SAI are supplemented to reflect that effective September 30, 2017, the Fund’s Portfolio Manager is Stephen Kusmierczak, CFA.

Mr. Kusmierczak has served with the Fund since 2001, and as Co-Portfolio Manager of the Fund since January 2016. He has been associated with the Funds’ investment manager, Columbia Wanger Asset Management, LLC, or its predecessors, as an investment professional since 2001 and has been a Vice President of Columbia Acorn Trust since 2011. Mr. Kusmierczak began his investment career in 1999 and earned a B.A. from Bowdoin College and an M.P.A. from Princeton University, Woodrow Wilson School of Public and International Affairs.

Shareholders should retain this Supplement for future reference.

SUP112_12_004_(07/17)